SHAREHOLDERS' EQUITY (Schedule of Warrants and Warrants Units Outstanding) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025	Apr. 15, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Number of warrants		3,015,228
Exercise price			$ 96	$ 342
PIPE warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Mar. 11, 2021
Number of warrants		232,500
Exercise price	[1]	$ 5,520
Exercisable through		Sep. 10, 2026
Warrants to PIPE placement agent [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Mar. 11, 2021
Number of warrants		52,173
Exercise price	[1]	$ 6,072
Exercisable through		Mar. 08, 2026
December 2023 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Dec. 28, 2023
Number of warrants		32,753
Exercise price	[1]	$ 427.2
Exercisable through		Dec. 28, 2028
Warrants Issued To Underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Apr. 15, 2024
Number of warrants		350,000
Exercise price	[1]	$ 120
Exercisable through		Apr. 15, 2029
Warrants Issued To Underwriters One [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Sep. 11, 2024
Number of warrants		69,251
Exercise price	[1]	$ 40
Exercisable through		Sep. 11, 2029
Warrants Issued To Underwriters Two [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Dec. 18, 2024
Number of warrants		34,625
Exercise price	[1]	$ 40
Exercisable through		Dec. 18, 2029
Milestone Pre Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Mar. 05, 2025
Number of warrants		68,796
Exercise price	[1]	$ 0.05
Exercisable through		Sep. 05, 2030
Warrant-a Issued To Bladeranger [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Mar. 05, 2025
Number of warrants		1,087,565
Exercise price	[1]	$ 15.5
Exercisable through		Sep. 05, 2030
Warrant B Issued To Bladeranger [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Mar. 05, 2025
Number of warrants		1,087,565
Exercise price	[1]	$ 32
Exercisable through		Sep. 05, 2030

[1]	Exercise prices amounts have been retroactively adjusted to reflect a 1-for-5 reverse share split (Note 1d).